Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable – excluding due from factor	$ 33,758,410	$ 4,321,962	$ 6,114,794
Accounts receivable – due from factor			4,255,894
Allowance for expected credit losses	(1,414,818)	(181,134)	(31,502)
Total	$ 32,343,592	$ 4,140,828	$ 10,339,186